Other Financial Liabilities - Summary of Breakdown of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 1,031,875,594	$ 815,507,243	[1]
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	611,331,052	428,605,251
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	136,556,778	203,499,656
Amounts payable for spot purchases of foreign currency pending [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	55,149,470	2,888,745
Payment orders pending settlement foreign trade [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	53,531,118	74,976,173
Collections on account and behalf of others [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	38,140,070	22,766,983
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	13,988,634	20,445,368
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	5,433,702	676,365
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 117,744,770	$ 61,648,702

[1]	See Note 3.